FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis
The following table present assets measured at fair value on a recurring basis as of June 30, 2017:

	June 30, 2017
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$1,478	$1,478

Total assets	$1,478	$1,478

The following table present liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Year ended December 31, 2016
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$(159)	$(159)

Total liabilities	$(159)	$(159)